Financial Instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward [Member] $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Foreign Currency Derivatives [Abstract]
Notional amount				$ 580,000,000		$ 1,496,000,000
Weighted-average exchange rate				1.37	1.37	1.37	1.37
Weighted average term	88 days	77 days
Gain on derivative instruments, net, pretax	$ 226		$ 129
Loss on derivative instruments, net, pretax		$ 45
Other Current Assets [Member]
Foreign Currency Derivatives [Abstract]
Derivative asset, fair value					$ 38		$ 0
Accounts Payable and Other [Member]
Foreign Currency Derivatives [Abstract]
Derivative liability, fair value					$ 0		$ 64
Minimum [Member]
Foreign Currency Derivatives [Abstract]
Exchange rates				1.35	1.35	1.34	1.34
Derivative term	63 days	26 days
Maximum [Member]
Foreign Currency Derivatives [Abstract]
Exchange rates				1.39	1.39	1.39	1.39
Derivative term	125 days	178 days